Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Diluted earnings per share on net loss	$ (0.01)	$ (0.07)	$ (0.28)	$ (0.28)
Weighted average shares outstanding - diluted	40,833,659	39,935,677	39,967,538	38,785,879